Investments (Tables)	12 Months Ended
Sep. 30, 2024
Investments [Abstract]
Schedule of Investments	As of September 30, 2023 and 2024, investments consisted of the following:
	As of September 30,
	2023		2024
Short-term investments:
Fixed deposit receipt (1)	$		$1,557,104
Convertible debt instrument (2)		685,307	-
Total short-term investments		685,307	1,557,104
Long-term investments:
Investments accounted for using the equity method (3)		8,703,744	13,156,407
Investments without readily determinable FVs (4)		3,486,790	6,478,086
Total long-term investments		12,190,534	19,634,493
Impairment loss of long-term equity investments		-	(3,369,718)
Total long-term investments, net		12,190,534	16,264,775
Total investments		$12,875,841	$17,821,879
(1)	On December 21, 2023, the Company purchased a fixed deposit receipt of $1,500,000 within one year term, deposited in a bank in PRC. The fixed deposit receipt is measured at amortized cost, which is classified as held-to-maturity debt investments. On December 29, 2023, the Company obtained a loan facility, secured by this certificate of deposit (Note 14). For the year ended September 30, 2024, the Company recognized interest income of $57,104, which will be received upon maturity.
(2)	Convertible debt instrument was issued by a private company and is redeemable at the Company’s option. The convertible debt instrument is due on June 17, 2024, bearing an interest of 6% and is carried at FV, which is based on the exit price. For the years ended September 30, 2022, 2023 and 2024, there was $43,188, $42,533 and $41,642 interest income recognized in earnings and no unrealized gain or loss from the changes in FVs recognized in accumulated other comprehensive loss. On March 31, 2024, the Company issued a redemption notice of the convertible debt instrument to the issuer, opting for redemption and requesting repayment of $692,492, which was fully repaid on December 20, 2024.
(3)	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,853,070 which was subsequently accounted for using the equity method. In September 2024, the Company paid $4,075,467 to acquire 40% equity interest of Shanghai Mingli New Energy Technology Co., Ltd..
(4)	In September 2022 and February 2023, the Company acquired 6% equity interest of Chongqing Chenglu Technology Co., Ltd. (“Chongqing Chenglu”) and 10% equity interest of Changzhou Huiyu Yidian Venture Capital Co., Ltd. (“Changzhou Huiyu”) for $3,479,252 and $7,538, respectively. In January 2024, the Company acquired 3.6554% equity interest of Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership) for $2,849,977. The Company invested in these investees as strategic investments to seize future market opportunities in the new energy industry. The Company has neither significant influence nor control over the investee and recognized investment as investment without readily determinable FV.

Schedule of Long Term Investment	The movement of the carrying amount of long-term investment was as follows for the years ended September 30, 2023 and 2024:
	Year Ended September 30,
	2023	2024
Beginning balance	$2,101,519	$12,190,534
Addition of investments accounted for using the equity method	6,853,070	3,969,851
Addition of investments without readily determinable FVs	3,486,790	2,779,035
Proportionate share of the equity investee’s net (loss) income	(205,101)	31,076
Impairment loss of investments accounted for using the equity method (5)	-	(234,677)
Impairment loss of investments without readily determinable fair values (6)	-	(3,047,714)
Foreign currency translation adjustment	(45,744)	576,670
Ending balance	$12,190,534	$16,264,775
(5)	The Company recognized an impairment loss of $234,677 for Shenzhen Star Cycling technology Co., LTD for the year ended September 30, 2024 in the Consolidated Statements of Operation.
(6)	The Company recognized an impairment loss of $3,040,113 and $7,601 for Chongqing Chenglu and Changzhou Huiyu for the year ended September 30, 2024 in the Consolidated Statements of Operation. There were no other downward adjustments (including impairment charges), or any upward adjustments recognized on equity investments without readily determinable fair value during any of the fiscal years presented.

Schedule of Equity Method Investment	For the years ended September 30,2024, equity method investments held by the Company in aggregate have met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. As such, the Company is required to present summarized financial information for all of its equity method investments as a group as follows:
	Year ended September 30,
	2022	2023	2024
	USD	USD	USD
Operating data:
Revenue	$2,153,883	$5,722,600	$9,618,723
Cost of revenue	1,957,679	5,561,702	8,607,995
Loss from operations	(458,573)	(706,432)	(161,108)
Net loss	(458,411)	(766,658)	(177,734)
	As of September 30,
	2023	2024
	USD	USD
Balance sheet data:
Current assets	$23,939,378	$22,460,895
Non-current assets	4,181,187	17,559,450
Current liabilities	15,388,874	22,746,326
Non-current liabilities	2,658,991	2,768,753